Quarterly Report
February 28, 2023
MFS®  International Large Cap Value Fund
MKV-Q3

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace & Defense – 1.4%
BAE Systems PLC	3,649,679	$39,422,348
Dassault Aviation S.A.	232,076	39,937,446
		$79,359,794
Airlines – 1.3%
Ryanair Holdings PLC, ADR (a)	790,300	$73,316,131
Alcoholic Beverages – 1.8%
Diageo PLC	1,453,657	$61,705,671
Kirin Holdings Co. Ltd.	1,740,700	26,067,991
Pernod Ricard S.A.	81,190	16,977,421
		$104,751,083
Apparel Manufacturers – 2.2%
Burberry Group PLC	1,280,597	$37,985,428
Compagnie Financiere Richemont S.A.	492,216	74,079,331
Gildan Activewear, Inc.	399,056	12,680,886
		$124,745,645
Automotive – 2.8%
Aptiv PLC (a)	243,202	$28,279,529
Compagnie Generale des Etablissements Michelin	917,932	28,869,613
Continental AG	627,954	45,164,713
Koito Manufacturing Co. Ltd.	2,191,100	36,803,978
Magna International, Inc.	345,976	19,281,242
		$158,399,075
Broadcasting – 0.9%
WPP Group PLC	4,032,431	$49,668,195
Brokerage & Asset Managers – 2.8%
Barclays PLC	22,752,471	$47,795,143
Deutsche Boerse AG	387,994	67,712,907
IG Group Holdings PLC	4,697,829	45,375,793
		$160,883,843
Business Services – 3.2%
CGI, Inc. (a)	370,425	$33,212,015
Experian PLC	443,006	14,946,997
Nomura Research Institute Ltd.	1,687,200	37,670,949
RS Group PLC	4,077,046	47,937,331
Secom Co. Ltd.	800,700	46,593,559
		$180,360,851
Computer Software – 0.5%
SAP SE	230,530	$26,207,019
Computer Software - Systems – 6.0%
Amadeus IT Group S.A. (a)	1,051,287	$66,049,609
Capgemini	459,293	86,398,500
Fujitsu Ltd.	467,800	60,195,042
Hitachi Ltd.	1,252,600	63,386,684
Samsung Electronics Co. Ltd.	1,421,760	65,111,397
		$341,141,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.7%
Techtronic Industries Co. Ltd.	3,826,000	$38,043,583
Consumer Products – 1.3%
Reckitt Benckiser Group PLC	1,074,061	$74,441,253
Electrical Equipment – 2.8%
Legrand S.A.	338,225	$31,338,075
Schneider Electric SE	777,461	125,091,396
		$156,429,471
Electronics – 2.4%
Kyocera Corp.	1,167,100	$57,499,958
NXP Semiconductors N.V.	194,997	34,803,065
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	501,256	43,644,360
		$135,947,383
Energy - Independent – 1.5%
Woodside Energy Group Ltd.	3,422,459	$82,699,749
Energy - Integrated – 5.4%
Eni S.p.A.	10,950,190	$154,805,227
Galp Energia SGPS S.A., “B”	2,644,403	32,333,148
Petroleo Brasileiro S.A., ADR	1,568,169	15,305,329
Suncor Energy, Inc. (l)	2,334,317	78,454,949
TotalEnergies SE	450,105	27,883,775
		$308,782,428
Food & Beverages – 1.3%
Danone S.A.	1,045,644	$58,882,251
Nestle S.A.	146,101	16,455,268
		$75,337,519
Food & Drug Stores – 1.4%
Tesco PLC	26,148,603	$80,204,761
General Merchandise – 0.8%
B&M European Value Retail S.A.	7,817,462	$46,245,106
Insurance – 4.9%
Chubb Ltd.	128,023	$27,015,413
Manulife Financial Corp. (l)	2,672,526	52,843,350
St. James's Place PLC	4,889,508	75,369,433
Willis Towers Watson PLC	532,708	124,845,447
		$280,073,643
Leisure & Toys – 0.3%
Nintendo Co. Ltd.	469,000	$17,650,149
Machinery & Tools – 4.0%
Aalberts Industries N.V.	706,620	$34,409,927
Daikin Industries Ltd.	364,600	62,513,951
Kubota Corp.	1,120,900	16,921,964
SMC Corp.	110,800	56,232,088
Toyota Industries Corp.	528,600	31,019,897
Weir Group PLC	1,219,500	27,855,967
		$228,953,794

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 17.7%
ABN AMRO Group N.V., GDR	1,994,253	$35,236,214
Bank of Ireland Group PLC	9,709,416	107,112,443
BNP Paribas	2,714,483	189,923,840
DBS Group Holdings Ltd.	1,049,700	26,599,614
Lloyds Banking Group PLC	48,471,737	30,679,685
Mitsubishi UFJ Financial Group, Inc.	22,778,500	161,459,589
NatWest Group PLC	47,723,940	167,794,060
Resona Holdings, Inc.	5,956,500	32,806,576
Toronto-Dominion Bank	1,409,213	93,827,044
UBS AG	7,257,076	157,569,894
		$1,003,008,959
Medical & Health Technology & Services – 1.0%
Haleon PLC (a)	7,654,644	$29,643,187
ICON PLC (a)	129,201	29,151,622
		$58,794,809
Metals & Mining – 3.9%
Glencore PLC	20,626,773	$122,900,863
Rio Tinto PLC	1,425,152	97,917,623
		$220,818,486
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	4,587,324	$25,460,787
Other Banks & Diversified Financials – 1.9%
AIB Group PLC	8,027,506	$34,353,345
Julius Baer Group Ltd.	1,142,047	75,615,067
		$109,968,412
Pharmaceuticals – 5.8%
Bayer AG	1,398,801	$83,281,721
Novartis AG	494,963	41,663,393
Roche Holding AG	411,054	118,622,368
Sanofi	938,154	88,204,258
		$331,771,740
Printing & Publishing – 2.0%
RELX PLC	1,214,867	$36,685,746
Wolters Kluwer N.V.	651,079	75,372,334
		$112,058,080
Railroad & Shipping – 0.8%
Canadian Pacific Railway Ltd.	578,405	$43,928,259
Restaurants – 0.5%
Yum China Holdings, Inc.	455,774	$26,767,607
Specialty Chemicals – 2.1%
Linde PLC	261,985	$90,279,681
Nitto Denko Corp.	467,800	28,173,479
		$118,453,160
Telecommunications - Wireless – 2.2%
KDDI Corp.	1,546,400	$45,271,568
Vodafone Group PLC	66,607,410	79,942,463
		$125,214,031

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.7%
Quebecor, Inc., “B”	1,782,032	$42,157,562
Tobacco – 3.1%
British American Tobacco PLC	1,296,170	$49,010,249
Imperial Brands PLC	4,177,491	100,749,146
Philip Morris International, Inc.	274,757	26,733,856
		$176,493,251
Utilities - Electric Power – 5.0%
E.ON SE	7,885,678	$86,284,352
Iberdrola S.A.	10,009,265	115,025,579
National Grid PLC	6,520,590	82,197,697
		$283,507,628
Total Common Stocks		$5,502,044,478
Preferred Stocks – 1.8%
Consumer Products – 1.8%
Henkel AG & Co. KGaA	1,429,573	$104,059,926
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.55% (v)	58,064,407	$58,064,407
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.41% (j)	31,236,708	$31,236,708

Other Assets, Less Liabilities – (0.3)%		(16,576,241)
Net Assets – 100.0%		$5,678,829,278
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,064,407 and $5,637,341,112, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,606,104,404	$—	$—	$5,606,104,404
Mutual Funds	89,301,115	—	—	89,301,115
Total	$5,695,405,519	$—	$—	$5,695,405,519
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 28, 2023, the value of securities loaned was $30,388,465. These loans were collateralized by cash of $31,236,708 and U.S. Treasury Obligations (held by the lending agent) of $454,772.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$17,441,567	$751,450,268	$710,829,411	$1,513	$470	$58,064,407
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,289,617	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2023, are as follows:
United Kingdom	25.5%
Japan	13.7%
France	12.2%
Switzerland	8.5%
United States	7.6%
Germany	7.3%
Canada	6.6%
Ireland	3.8%
Spain	3.2%
Other Countries	11.6%